Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits, by Type [Abstract]
Noninterest-bearing demand accounts	$ 241,732	$ 251,124	$ 218,990
Interest-bearing demand accounts		57,556	40,178
Savings accounts		6,101	5,286
Limited access money market accounts		227,074	210,131
Certificates of deposit, greater than $100		79,517	81,478
Certificates of deposit, less than $100		17,371	17,875
Total deposits	668,255	638,743	573,938
The scheduled maturities of certificates of deposit
2015		84,304
2016		6,322
2017		2,201
2018		2,361
2019		1,700
Certificates of deposit, total		96,888
Demand deposit overdrafts
Demand deposit overdrafts reclassified as loans		$ 50	$ 47